Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 413,938	₩ 405,953	₩ 360,967
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	0	175
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	413,930	405,953	360,792
Micro-transaction and subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	229,028	328,070	310,006
Micro-transaction and subscription revenue | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,382	76,110	30,751
Micro-transaction and subscription revenue | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	164,646	251,960	279,255
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166,506	59,799	34,219
Royalties and license fees | Online game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,988	13,435	11,571
Royalties and license fees | Mobile game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,518	46,364	22,648
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 18,404	₩ 18,084	₩ 16,742